Financing Receivables and Operating Lease Equipment - Scheduled Receipts on Customer Financing (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes receivable
Year 1		$ 17
Year 2		9
Year 3		10
Year 4		11
Year 5		12
Thereafter		43
Total financing receipts		102
Sales-type leases
Year 1		149
Year 2		102
Year 3		109
Year 4		127
Year 5		137
Thereafter		73
Total financing receipts	$ 585	697	$ 924
Less imputed interest		(162)
Estimated unguaranteed residual values	6	21	86
Total	$ 461	556	$ 804
Operating leases
Year 1		69
Year 2		61
Year 3		52
Year 4		47
Year 5		45
Thereafter		48
Total financing receipts		$ 322